Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt
Schedule of changes in obligations related to the Credit Facility

	Corporate	Corporate	FNBC
	revolver	term loan	revolver	Total
Size of facility	$1,000.0	$160.0	$100.0	$1,260.0
Balance at January 1, 2019	$210.0	$—	$—	$210.0
Drawdowns	275.0	160.0	—	435.0
Repayment	(485.0)	(80.0)	—	(565.0)
Balance at December 31, 2019	$—	$80.0	$—	$80.0
Repayment	—	(80.0)	—	(80.0)
Balance at December 31, 2020	$—	$—	$—	$—